Property and Equipment, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 28,004	$ 19,502	$ 31,173
Impairment loss